Portfolio Building Block World Pharma and Biotech Index ETF
Schedule of Investments
January 31, 2026 (Unaudited)
COMMON STOCKS - 99.5%	Shares	Value
Consumer Staple Products - 1.0%
Haleon PLC	72,864	$378,853

Health Care - 98.5%(a)
AbbVie, Inc.	10,501	2,341,828
Alnylam Pharmaceuticals, Inc.(b)	1,091	368,823
Amgen, Inc.	4,536	1,550,768
Argenx SE(b)	541	452,968
Astellas Pharma, Inc.	13,832	192,246
AstraZeneca PLC	8,832	1,648,281
Bayer AG	8,142	431,616
Biogen, Inc.(b)	1,241	223,243
BioMarin Pharmaceutical, Inc.(b)	1,518	85,828
Bridgebio Pharma, Inc.(b)	1,379	106,555
Bristol-Myers Squibb Co.	16,976	934,529
Chugai Pharmaceutical Co. Ltd.	4,277	244,016
CSL Ltd.	4,004	508,883
Daiichi Sankyo Co. Ltd.	13,800	253,707
Elanco Animal Health, Inc.(b)	4,139	99,667
Eli Lilly & Co.	5,094	5,283,242
Exact Sciences Corp.(b)	1,518	155,352
Exelixis, Inc.(b)	2,072	85,698
Galderma Group AG	1,104	206,306
Genmab A/S(b)	535	172,333
Gilead Sciences, Inc.	10,351	1,469,324
GSK PLC	32,982	849,296
Incyte Corp.(b)	1,656	165,716
Insmed, Inc.(b)	1,794	281,425
Ionis Pharmaceuticals, Inc.(b)	1,379	114,002
Johnson & Johnson	14,354	3,261,946
Madrigal Pharmaceuticals, Inc.(b)	148	72,418
Merck & Co., Inc.	15,319	1,689,226
Merck KGaA	1,103	164,745
Natera, Inc.(b)	1,104	255,179
Neurocrine Biosciences, Inc.(b)	827	112,522
Novartis AG	12,007	1,787,212
Novo Nordisk A/S - Class B	26,635	1,568,050
Otsuka Holdings Co, Ltd.	2,887	172,947
Pfizer, Inc.	47,196	1,247,862
Regeneron Pharmaceuticals, Inc.	833	617,628
Revolution Medicines, Inc.(b)	1,380	133,791
Roche Holding AG - Class BR	148	68,421
Roche Holding AG, Genusschein Shares	4,154	1,891,835

Royalty Pharma PLC - Class A	2,898	$120,789
Sandoz Group AG	3,450	274,100
Sanofi SA	9,522	897,169
Shionogi & Co., Ltd.	4,422	90,986
Takeda Pharmaceutical Co. Ltd.	13,580	461,470
Teva Pharmaceutical Industries Ltd.(b)	9,391	306,915
UCB SA	975	296,242
United Therapeutics Corp.(b)	395	185,449
Vertex Pharmaceuticals, Inc.(b)	2,082	978,332
Viatris, Inc.	9,522	124,643
Zoetis, Inc. - Class A	3,726	465,079
		35,470,608

TOTAL COMMON STOCKS (Cost $35,721,321)		35,849,461

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%	Shares	Value
Dreyfus Treasury Securities Cash Management, 3.57%(c)	149,553	149,553

TOTAL SHORT-TERM INVESTMENTS (Cost $149,553)		149,553

TOTAL INVESTMENTS - 99.9% (Cost $35,870,874)		$35,999,014
Other Assets in Excess of Liabilities - 0.1%		27,299
TOTAL NET ASSETS - 100.0%		$36,026,313

Percentages are stated as a percent of net assets.

PLC	Public Limited Company

(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of January 31, 2026.